Adjustments for non cash items (Tables)	12 Months Ended
Dec. 31, 2020
Adjustments for non-cash items
Schedule of adjustments for non cash items

DKK thousand	2020	2019	2018

Depreciation, amortization and impairment	42,692	13,682	4,508
Sharebased compensation expenses	30,485	14,763	17,474
Income tax income	(5,543)	(5,999)	0
Income tax expense	15,408	614	43,773
Financial income	(1,127)	(9,306)	0
Financial expenses	3,511	3,390	19,736
Non paid royalty expenses regarding sale of future royalties and milestones	0	0	6,575
Exchange rate adjustments	57,712	(7,937)	9,864
Total adjustments	143,138	9,207	101,930